Shareholders' Equity and Other Comprehensive Income - Preferred Stock (Narrative) (Details) - $ / shares			12 Months Ended
	Jul. 01, 2019	Jun. 21, 2018	Dec. 31, 2025
Preferred Stock
Class of Stock [Line Items]
Redemption period from regulatory capital treatment			90 days
Redemption price per share (in dollars per share)			$ 25
Up to and Excluding June 21, 2023 | Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate		6.30%
From and Including June 21, 2023 | Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate		3.352%
Beyond June 30, 2023 | Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate		3.614%
Until July 1, 2024 (Excluding July 1, 2024) | Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate	5.875%
From July 1, 2024 (Including July 1, 2024) | Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate	4.127%